SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		$ 393			¥ 2,668	¥ 596
Revenue from related parties		109,062	¥ 739,996	¥ 1,477,619
Selling and marketing expenses		16,147	109,556	129,034
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party		57,467			389,918	340,173
Other receivables from related parties					537	200
Purchase from related parties			9,798	5,366
Revenue from related parties		$ 98,177	666,138	1,360,966
Selling and marketing expenses			19,512	28,056
Related Party [Member] | Xiaomi [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	[1]				366,158	304,078
Other receivables from related parties					537	200
Revenue from related parties	[1]		652,894	1,347,652
Related Party [Member] | Xiaomi [Member] | Purchase Payable to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]				2,668	596
Related Party [Member] | Xiaomi [Member] | Commission Expenses Charged by Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses	[2]		16,047	22,596
Related Party [Member] | Xiaomi [Member] | Other Expenses Charged by Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses	[3]		3,465	5,460
Related Party [Member] | Foshan Viomi [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	[4]				¥ 23,760	¥ 36,095
Purchase from related parties	[4]		9,798	5,366
Revenue from related parties	[4]		¥ 13,244	¥ 13,314

[1]	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
[2]	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
[3]	The Group’s related party provides transportation services, maintenance services, promotion services as well as installation services for the Group.
[4]	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.